Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

8.  Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Claim accrual	$4,000	$4,000
Compensation and benefits	2,076	1,832
Accrued interest	1,026	—
Professional fees	1,080	759
Development and technology	355	345
Marketing and commissions	131	—
Other liabilities	1,223	718
	$9,891	$7,654

Claim accrual represents the claim incurred in 2019, which was covered by the Company’s insurance policy. See Note 5 for offsetting insurance receivable and Note 16 for information regarding the claim.